Expense Example, No Redemption	Aug. 31, 2024 USD ($)
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 643
Expense Example, No Redemption, 3 Years	839
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	1,663
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,820
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,466
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	351
Expense Example, No Redemption, 10 Years	786
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	499
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	868
Expense Example, No Redemption, 10 Years	1,421
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	862
Expense Example, No Redemption, 10 Years	1,691
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	341
Expense Example, No Redemption, 5 Years	597
Expense Example, No Redemption, 10 Years	1,332
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	326
Expense Example, No Redemption, 10 Years	741
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	172
Expense Example, No Redemption, 5 Years	303
Expense Example, No Redemption, 10 Years	685
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	153
Expense Example, No Redemption, 5 Years	268
Expense Example, No Redemption, 10 Years	603
Invesco Discovery Fund | Invesco Discovery Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	649
Expense Example, No Redemption, 3 Years	860
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	1,740
Invesco Discovery Fund | Invesco Discovery Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,906
Invesco Discovery Fund | Invesco Discovery Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
Invesco Discovery Fund | Invesco Discovery Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Invesco Discovery Fund | Invesco Discovery Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	847
Invesco Discovery Fund | Invesco Discovery Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	641
Expense Example, No Redemption, 3 Years	833
Expense Example, No Redemption, 5 Years	1,041
Expense Example, No Redemption, 10 Years	1,641
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,815
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,466
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	601
Expense Example, No Redemption, 3 Years	711
Expense Example, No Redemption, 5 Years	830
Expense Example, No Redemption, 10 Years	1,178
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,329
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	29
Expense Example, No Redemption, 3 Years	90
Expense Example, No Redemption, 5 Years	157
Expense Example, No Redemption, 10 Years	356
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	230
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	624
Expense Example, No Redemption, 3 Years	785
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,462
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	828
Expense Example, No Redemption, 10 Years	1,612
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	327
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	1,259
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	295
Expense Example, No Redemption, 10 Years	664
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	156
Expense Example, No Redemption, 5 Years	273
Expense Example, No Redemption, 10 Years	615
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	42
Expense Example, No Redemption, 3 Years	134
Expense Example, No Redemption, 5 Years	234
Expense Example, No Redemption, 10 Years	529
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	358
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	836
Expense Example, No Redemption, 10 Years	1,545
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,756
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,613
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	671
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,204
Expense Example, No Redemption, 10 Years	1,989
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	2,145
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,236
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	625
Expense Example, No Redemption, 3 Years	785
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,463
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,613
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,259
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	530
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	659
Expense Example, No Redemption, 3 Years	893
Expense Example, No Redemption, 5 Years	1,146
Expense Example, No Redemption, 10 Years	1,869
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,025
Expense Example, No Redemption, 10 Years	2,026
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	141
Expense Example, No Redemption, 3 Years	441
Expense Example, No Redemption, 5 Years	764
Expense Example, No Redemption, 10 Years	1,678
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	285
Expense Example, No Redemption, 5 Years	497
Expense Example, No Redemption, 10 Years	1,106
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | INVESTOR
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	363
Expense Example, No Redemption, 5 Years	631
Expense Example, No Redemption, 10 Years	1,396
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	442
Expense Example, No Redemption, 10 Years	988
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	442
Expense Example, No Redemption, 10 Years	988
Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	30
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	250
Expense Example, No Redemption, 10 Years	585
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	602
Expense Example, No Redemption, 3 Years	714
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,190
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,350
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	30
Expense Example, No Redemption, 3 Years	93
Expense Example, No Redemption, 5 Years	163
Expense Example, No Redemption, 10 Years	368
INVESCO S&P 500 INDEX FUND | INVESCO S&P 500 INDEX FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	19
Expense Example, No Redemption, 3 Years	61
Expense Example, No Redemption, 5 Years	107
Expense Example, No Redemption, 10 Years	243
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	433
Expense Example, No Redemption, 3 Years	660
Expense Example, No Redemption, 5 Years	906
Expense Example, No Redemption, 10 Years	1,611
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	1,963
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,613
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	339
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	1,319
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	1,744
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	$ 714